EARNINGS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic, by Common Class, Including Two Class Method [Table Text Block]
The following table provides additional disclosure regarding the computation for the three months ended September 30, 2013 and September 30, 2012, nine months ended September 30, 2013 and the period May 16, 2012 (commencement of operations) to September 30, 2012:

	Three Months Ended	Three Months Ended
	September 30, 2013	September 30, 2012
Numerator (Income):
Net income (loss) available to common shareholders	$(17,014,568)	$3,656,161
Dilutive net income (loss) attributable to common shareholders	$(17,014,568)	$3,656,161

Denominator (Weighted Average Shares):

Basic Earnings:
Shares available to common shareholders	7,356,250	1,656,250
Effect of dilutive securities:
Restricted share awards	4,100	-
Dilutive shares	7,360,350	1,656,250

	Nine Months Ended	Period May 16, 2012
	September 30, 2013	to September 30, 2012
Numerator (Income):
Net income (loss) available to common shareholders	$(7,518,400)	$3,441,901
Dilutive net income (loss) attributable to common shareholders	$(7,518,400)	$3,441,901

Denominator (Weighted Average Shares):

Basic Earnings:
Shares available to common shareholders	5,685,920	1,656,250
Effect of dilutive securities:
Restricted share awards	9,961	-
Dilutive shares	5,695,881	1,656,250